Trade and other receivables (Schedule of detailed information about trade and other receivables explanatory) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Trade receivables	$ 107,787	$ 87,332
Statutory receivables	28,445	16,543
Other receivables	4,967	2,119
Total current trade and other receivables	141,199	105,994
Non-current
Taxes receivable	16,941	17,669
Other receivables	1,627	1,595
Trade and other non-current receivables	18,568	19,264
Trade and other receivables	$ 159,767	$ 125,258